Net Gains or Losses from Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended																		6 Months Ended				12 Months Ended
	Jun. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	$ 1,657						$ 2,611												$ 3,504		$ 5,371		$ 10,582		$ 12,350		$ 14,614
Expenses:
General and administrative	4						78												10		176		203		12		94
Property costs	71						13												141		207		472		1,219		1,685
Interest							134												194		268		644		1,061		1,481
Depreciation and amortization	1,019						1,573												2,198		3,238		6,324		7,900		9,447
Impairments							320												2,103		2,122		4,634		16,586		24,463
Total expenses	1,094						2,118												4,646		6,011		12,277		26,778		37,170
Gain (loss) from discontinued operations before other income	563						493												(1,142)		(640)
Other income:
Gain on debt extinguishment	1,028				(32,522)	[1]													1,028				(32,522)	[1],[2]
Other	22																		45
Total other income	1,050																		1,073
Income (loss) from discontinued operations	1,613						493												(69)		(640)		(1,695)		(14,428)		(22,556)
Net (loss) gain on dispositions of real estate	(191)	[3]					(81)	[3]											(11)	[3]	1,369	[3]	(3,349)	[4]	(2,736)	[4]	(391)	[4]
Total discontinued operations	$ 1,422		$ (6,666)	[1]	$ 893	[1]	$ 412	[1]	$ 317	[1]	$ (5,960)	[1]	$ (5,591)	[1]	$ (5,282)	[1]	$ (331)	[1]	$ (80)		$ 729		$ (5,044)	[1],[2]	$ (17,164)	[1],[2]	$ (22,947)

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.
[3]	Number of properties disposed of during period 4 7 10 18
[4]	Number of properties disposed of during period(a) 41 33 5